Equity Method Investment (Tables)	12 Months Ended
Dec. 28, 2014
Equity Method Investment
Summarized financial information for SFDN

Summarized financial information for SFDN is as follows (in thousands):

	2014	2013
Current assets	$19,923	$17,528
Noncurrent assets	4,540	3,802
Current liabilities	14,066	13,976
Noncurrent liabilities	2,493	2,517

	Fiscal Year 2014	Fiscal Year 2013	Fiscal Year 2012
Sales	$80,667	$77,167	$72,945
Gross profit	14,574	13,675	13,119
Income from continuing operations	2,074	3,298	1,640
Net income	2,074	3,298	1,640